SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee-related liabilities		$ 725	$ 1,372
Other current liabilities		302	298
Total Accrued Liabilities	$ 1,060	$ 1,027	$ 1,670